Leases - Future minimum lease payments under capital leases (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥)
Leases
Total minimum lease payments	¥ 48,632
Less: Amount representing interest	(28,530)
Present value of net minimum lease payments	¥ 20,102